Property and Equipment, Net (Tables)	6 Months Ended
Jun. 30, 2019
Property, Plant and Equipment [Abstract]
Summary of property and equipment
	June 30, 2019	December 31, 2018
Plant and machinery	$1,779,143	$1,770,626
Automobiles	139,668	139,380
Office and computer equipment	30,566	37,005
Total property and equipment	1,949,377	1,947,011
Less: Accumulated depreciation	(1,095,873)	(685,518)
Property and equipment, net	$853,504	$1,261,493